Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI New Zealand ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 1.9%
Air New Zealand Ltd.	1,987,745	$3,610,892

Construction Materials — 4.3%
Fletcher Building Ltd.	2,378,232	7,984,051

Diversified Telecommunication Services — 12.2%
Chorus Ltd.	1,493,376	5,655,729
Spark New Zealand Ltd.	5,920,236	17,252,906

		22,908,635

Electric Utilities — 14.1%
Contact Energy Ltd.	1,810,144	8,331,049
Genesis Energy Ltd.	1,852,820	3,805,841
Infratil Ltd.	2,230,269	7,014,887
Mercury NZ Ltd.	2,388,696	7,359,859

		26,511,636

Equity Real Estate Investment Trusts (REITs) — 9.2%
Argosy Property Ltd.	3,226,816	2,920,524
Goodman Property Trust	3,573,353	4,897,125
Kiwi Property Group Ltd.	4,976,888	5,047,570
Precinct Properties New Zealand Ltd.	3,835,326	4,468,341

		17,333,560

Food Products — 13.5%
a2 Milk Co. Ltd.(a)(b)	2,342,484	23,336,501
Synlait Milk Ltd.(a)(b)	317,335	1,894,386

		25,230,887

Health Care Equipment & Supplies — 13.9%
Fisher & Paykel Healthcare Corp. Ltd.	1,837,357	26,123,699

Health Care Providers & Services — 8.0%
Metlifecare Ltd.	677,895	2,541,222
Ryman Healthcare Ltd.	889,699	8,623,577
Summerset Group Holdings Ltd.	780,148	3,855,983

		15,020,782

Hotels, Restaurants & Leisure — 3.8%
Restaurant Brands New Zealand Ltd.(a)	160,656	1,227,188
SKYCITY Entertainment Group Ltd.	2,305,607	5,919,877

		7,147,065

Independent Power and Renewable Electricity Producers — 4.4%
Meridian Energy Ltd.	2,721,557	8,228,217

Security	Shares	Value

IT Services — 0.9%
Pushpay Holdings Ltd.(a)(b)	674,856	$1,650,454

Media — 0.5%
Sky Network Television Ltd.	1,721,289	939,161

Oil, Gas & Consumable Fuels — 2.8%
New Zealand Refining Co. Ltd. (The)	880,010	1,124,108
Z Energy Ltd.	1,230,574	4,052,215

		5,176,323

Road & Rail — 0.6%
Tourism Holdings Ltd.	529,450	1,111,323

Transportation Infrastructure — 9.6%
Auckland International Airport Ltd.	3,101,617	17,978,080

Total Common Stocks — 99.7% (Cost: $180,038,229)		186,954,765

Short-Term Investments

Money Market Funds — 14.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(c)(d)(e)	26,496,967	26,507,566
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(c)(d)	85,000	85,000

		26,592,566

Total Short-Term Investments — 14.2% (Cost: $26,595,102)		26,592,566

Total Investments in Securities — 113.9% (Cost: $206,633,331)		213,547,331

Other Assets, Less Liabilities — (13.9)%		(26,132,655)

Net Assets — 100.0%		$187,414,676

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,375,253	24,121,714	26,496,967	$26,507,566	$22,188	(a)	$(27)	$(2,537)
BlackRock Cash Funds: Treasury, SL Agency Shares	106,000	(21,000)	85,000	85,000	420		—	—

				$26,592,566	$22,608		$(27)	$(2,537)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI New Zealand ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	3	12/19/19	$348	$5,745

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$186,954,765	$—	$—	$186,954,765
Money Market Funds	26,592,566	—	—	26,592,566

	$213,547,331	$—	$—	$213,547,331

Derivative financial instruments(a)
Assets
Futures Contracts	$5,745	$—	$—	$5,745

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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